Insurance business (Tables)	6 Months Ended
Jun. 30, 2025
Insurance business [Abstract]
Schedule of insurance service result

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
Contractual service margin recognised for services provided	392	216	233
Change in risk adjustments for non-financial risk for risk expired	24	27	31
Expected incurred claims and other insurance services expenses	959	977	939
Charges to funds in respect of policyholder tax and other	66	68	40
	1,441	1,288	1,243
Recovery of insurance acquisition cash flows	56	56	49
Total life	1,497	1,344	1,292
Total non-life	370	306	349
Insurance revenue	1,867	1,650	1,641
Insurance service expense
Incurred claims and other directly attributable expenses	(977)	(961)	(1,017)
Changes that relate to past service: adjustment to liabilities for incurred claims	1	3	(7)
Changes that relate to future service: losses and reversal of losses on onerous contracts	(86)	(46)	(26)
Amortisation of insurance acquisition cash flows	(56)	(56)	(49)
Net impairment loss on insurance acquisition assets	–	(8)	(1)
Total life	(1,118)	(1,068)	(1,100)
Total non-life	(291)	(271)	(294)
Insurance service expense	(1,409)	(1,339)	(1,394)
Net expense from reinsurance contracts held	(28)	(23)	(49)
Insurance service result	430	288	198

Schedule of net finance income (expense) from insurance, participating investment and reinsurance contracts

	Half-year to 30 June 2025
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	3,520	17	3,537
Foreign exchange	140	–	140
Investment property gains	1	–	1
Net investment return on assets held to back insurance and participating investment contracts[1]	3,661	17	3,678
Net investment return on assets held to back third party interests in consolidated funds			703
Net investment return on assets held to back non-participating investment contracts			935
Net investment return on assets held to back insurance and investment contracts			5,316

Net finance expense from insurance and participating investment contracts	(3,532)	(3)	(3,535)
Net finance income from reinsurance contracts held	23	–	23
Net finance expense from insurance, participating investment and reinsurance contracts	(3,509)	(3)	(3,512)
Movement in third party interests in consolidated funds			(634)
Change in non-participating investment contracts			(1,171)
Net finance expense in respect of insurance and investment contracts			(5,317)

	Half-year to 30 June 2024
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	6,263	20	6,283
Foreign exchange	221	–	221
Investment property losses	(2)	–	(2)
Net investment return on assets held to back insurance and participating investment contracts[1]	6,482	20	6,502
Net investment return on assets held to back third party interests in consolidated funds			830
Net investment return on assets held to back non-participating investment contracts			2,492
Net investment return on assets held to back insurance and investment contract			9,824

Net finance expense from insurance and participating investment contracts	(6,555)	(3)	(6,558)
Net finance income from reinsurance contracts held	81	–	81
Net finance expense from insurance, participating investment and reinsurance contracts	(6,474)	(3)	(6,477)
Movement in third party interests in consolidated funds			(802)
Change in non-participating investment contracts			(2,734)
Net finance expense in respect of insurance and investment contracts			(10,013)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 5: Insurance business (continued)

	Half-year to 31 December 2024
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	3,984	18	4,002
Foreign exchange	(25)	–	(25)
Investment property losses	(2)	–	(2)
Net investment return on assets held to back insurance and participating investment contracts[1]	3,957	18	3,975
Net investment return on assets held to back third party interests in consolidated funds			275
Net investment return on assets held to back non-participating investment contracts			1,939
Net investment return on assets held to back insurance and investment contracts			6,189

Net finance expense from insurance and participating investment contracts	(3,826)	(4)	(3,830)
Net finance expense from reinsurance contracts held	(34)	–	(34)
Net finance expense from insurance, participating investment and reinsurance contracts	(3,860)	(4)	(3,864)
Movement in third party interests in consolidated funds			(257)
Change in non-participating investment contracts			(2,144)
Net finance expense in respect of insurance and investment contracts			(6,265)
[1]Includes income of £3,426 million (half-year to 30 June 2024: £6,951 million; half-year to 31 December 2024: £3,737 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance contracts and participating investment contracts are carried at fair value on the
Group’s balance sheet.

Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

At 30 June 2025	Present value of future cash flows £m	Risk adjustment £m	Contractual service margin £m	Other £m	Total £m

Insurance contract assets	136	(53)	(81)	–	2
Liabilities arising from insurance contracts and participating investment contracts[1]	(120,037)	(834)	(4,110)	–	(124,981)
Other liabilities[2]	–	–	–	–	–
Net liability	(119,901)	(887)	(4,191)	–	(124,979)
Insurance acquisition assets	–	–	–	29	29
Insurance and participating investment contracts net liability	(119,901)	(887)	(4,191)	29	(124,950)

At 31 December 2024
Insurance contract assets	–	–	–	–	–
Liabilities arising from insurance contracts and participating investment contracts[1]	(117,111)	(874)	(4,102)	–	(122,087)
Other liabilities[2]	(5,268)	–	–	–	(5,268)
Net liability	(122,379)	(874)	(4,102)	–	(127,355)
Insurance acquisition assets	–	–	–	23	23
Insurance and participating investment contracts net liability	(122,379)	(874)	(4,102)	23	(127,332)
[1]Excluding insurance acquisition assets.
[2]Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business have been classified as disposal group liabilities.